UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT   FEBRUARY 28, 2011

California High-Yield Municipal Fund

President’s Letter	2

Performance	3

Fund Characteristics	4

Shareholder Fee Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	15

Statement of Operations	16

Statement of Changes in Net Assets	17

Notes to Financial Statements	18

Financial Highlights	23

Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2011. Our report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated August 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

The six months ended February 28, 2011, turned out to be far better for U.S. stocks than for U.S. bonds. A key stock market benchmark, the S&P 500 Index, gained almost 28%, soaring to nearly three-year highs in February as post-recession monetary and fiscal intervention by central banks and governments in 2010 fueled higher hopes of improved economic and financial market conditions in 2011 and 2012.

In the second half of 2010, the U.S. Federal Reserve announced, then launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Besides boosting stock prices, QE2 helped fuel inflation fears. The benchmark 10-year U.S. Treasury note suffered a -6% total return for the six months as its yield jumped from 2.47% to 3.43%. Inflation risk, along with credit concerns that we believe were overblown by the financial media, roiled the municipal bond (muni) market—the Barclays Capital Municipal Bond Index returned -3.5% for the period.

Despite that downturn, our expert, experienced muni team believes municipal credit is more resilient than widely portrayed, and that muni defaults will remain relatively isolated events, as they have been historically. Our muni team will continue to diligently apply their knowledge and skills as they make daily investment decisions for you. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	-4.78%	1.95%	2.44%	4.59%	5.69%	12/30/86
Barclays Capital Municipal Bond Index	—	-3.51%	1.72%	4.07%	4.79%	6.28%(2)	—
Institutional Class	BCHIX	-4.68%	—	—	—	2.14%(1)	3/1/10
A Class No sales charge* With sales charge*	CAYAX	-4.90% -9.21%	1.70%(3) -2.91%(3)	2.18% 1.25%	— —	3.83% 3.25%	1/31/03
B Class No sales charge* With sales charge*	CAYBX	-5.25% -10.25%	0.94% -3.06%	1.42% 1.23%	— —	3.06% 3.06%	1/31/03
C Class No sales charge* With sales charge*	CAYCX	-5.25% -6.18%	0.94% 0.94%	1.42% 1.42%	— —	3.09% 3.09%	1/31/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.

(3)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class
0.51%	0.31%	0.76%	1.51%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 28, 2011

Portfolio at a Glance

Weighted Average Maturity	19.3 years
Average Duration (Modified)	8.1 years

Yields(1)
30-Day SEC Yield
Investor Class	5.29%
Institutional Class	5.48%
A Class	4.81%
B Class	4.29%
C Class	4.29%
Investor Class 30-Day Tax-Equivalent Yields(2)
32.16% Tax Bracket	7.80%
34.88% Tax Bracket	8.12%
39.40% Tax Bracket	8.73%
41.21% Tax Bracket	9.00%

(1)	Yields would have been lower if a portion of the management fee had not been waived.

(2)	The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors
% of fund investments
Land Based	28%
Hospital Revenue	12%
Electrical Revenue	10%
General Obligation (GO)	9%
Prerefunded	6%

Types of Investments in Portfolio
% of net assets
Municipal Securities	98.1%
Other Assets and Liabilities	1.9%

4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Expenses Paid During Period(1) 9/1/10 - 2/28/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$952.20	$2.37	0.49%
Investor Class (before waiver)	$1,000	$952.20(2)	$2.47	0.51%
Institutional Class (after waiver)	$1,000	$953.20	$1.40	0.29%
Institutional Class (before waiver)	$1,000	$953.20(2)	$1.50	0.31%
A Class (after waiver)	$1,000	$951.00	$3.58	0.74%
A Class (before waiver)	$1,000	$951.00(2)	$3.68	0.76%
B Class (after waiver)	$1,000	$947.50	$7.19	1.49%
B Class (before waiver)	$1,000	$947.50(2)	$7.29	1.51%
C Class (after waiver)	$1,000	$947.50	$7.19	1.49%
C Class (before waiver)	$1,000	$947.50(2)	$7.29	1.51%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.36	$2.46	0.49%
Investor Class (before waiver)	$1,000	$1,022.27	$2.56	0.51%
Institutional Class (after waiver)	$1,000	$1,023.36	$1.45	0.29%
Institutional Class (before waiver)	$1,000	$1,023.26	$1.56	0.31%
A Class (after waiver)	$1,000	$1,021.12	$3.71	0.74%
A Class (before waiver)	$1,000	$1,021.03	$3.81	0.76%
B Class (after waiver)	$1,000	$1,017.41	$7.45	1.49%
B Class (before waiver)	$1,000	$1,017.31	$7.55	1.51%
C Class (after waiver)	$1,000	$1,017.41	$7.45	1.49%
C Class (before waiver)	$1,000	$1,017.31	$7.55	1.51%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.1%
CALIFORNIA — 94.3%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	$1,800,000	$1,815,120
ABC Unified School District GO, Series 2000 B, 6.14%, 8/1/21 (NATL/FGIC)(1)(2)	1,000,000	541,690
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,020,859
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,659,795
Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (AGM)(1)	1,200,000	1,320,552
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,503,579
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,149,655
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	747,903
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,358,800
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,214,270
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	994,045
Berryessa Union School District GO, Series 2000 A, 6.18%, 8/1/21 (AGM)(1)(2)	1,190,000	662,485
Berryessa Union School District GO, Series 2000 A, 6.05%, 8/1/22 (AGM)(1)(2)	1,220,000	614,673
Berryessa Union School District GO, Series 2000 A, 6.06%, 8/1/23 (AGM)(1)(2)	1,000,000	466,890
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	4,500,000	4,863,105
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	4,725,000	5,273,762
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	4,200,000	4,618,572
California Department of Water Resources Water System Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/23(1)	2,500,000	2,711,550
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	6,000,000	6,656,940
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(3)	1,505,000	1,614,760
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	1,400,000	1,506,540
California GO, 5.25%, 10/1/29(1)	5,000,000	5,053,150
California GO, 6.00%, 4/1/38(1)	5,000,000	5,169,450
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,881,400
California Health Facilities Financing Auth. Rev., Series 1998 B, (Adventist Health System West), VRDN, 0.24%, 3/1/11 (LOC: Bank of America N.A.)(1)	3,200,000	3,200,000
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(1)	1,500,000	1,610,445
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(1)	5,000,000	5,578,350

7

	Principal Amount	Value
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	$3,700,000	$3,732,190
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,090,440
California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(1)	2,000,000	2,015,440
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	4,300,000	4,324,811
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38(1)	3,000,000	3,061,380
California Health Facilities Financing Auth. Rev., Series 2010 B, (Stanford Hospital), 5.25%, 11/15/31(1)	7,000,000	6,921,040
California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,772,469
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	6,345,000	6,090,312
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,558,820
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34	1,000,000	955,160
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.75%, 7/1/40	1,850,000	1,702,943
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)(1)	2,000,000	2,156,780
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	1,975,580
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	1,250,000	1,249,200
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	2,455,000	2,676,907
California State University Systemwide Rev., Series 2005 C, 5.00%, 11/1/30 (NATL)(1)	10,000,000	9,576,600
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/38(1)	3,000,000	2,824,830
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(1)	2,145,000	2,053,237
California Statewide Communities Development Auth. Pollution Control Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29(1)	4,000,000	3,676,440
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,181,050
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,073,300
California Statewide Communities Development Auth. Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	2,500,000	2,617,825
California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(1)(3)	1,855,000	1,944,986
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	4,000,000	3,623,080

8

	Principal Amount	Value
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	$7,000,000	$5,744,620
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	3,400,000	2,687,836
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,635,180
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19(1)	5,000,000	5,250,800
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	5,731,563
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36(1)	2,000,000	2,085,580
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,527,316
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34(1)	1,000,000	1,037,960
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,804,012
Corcoran COP, 8.75%, 6/1/16(4)	365,000	428,663
Corona Department of Water & Power COP, 5.00%, 9/1/35 (NATL)(1)	2,000,000	1,725,440
Duarte Unified School District GO, Series 1999 B, 6.08%, 11/1/23 (AGM)(1)(2)	1,150,000	527,781
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,000,000	3,866,520
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,295,725
Folsom Community Facilities District No. 14 Special Tax Rev., 6.30%, 9/1/11, Prerefunded at 102% of Par(3)	6,500,000	6,813,820
Folsom Community Facilities District No. 7 Special Tax Rev., 5.75%, 9/1/14	2,450,000	2,474,941
Foothill-De Anza Community College District GO, 6.16%, 8/1/21 (NATL)(1)(2)	3,000,000	1,793,160
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,047,760
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,134,400
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,099,575
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	9,500,000	6,343,720
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,241,679
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,212,862
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,178,060
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,404,803
Highland Community Facilities District No. 2001-1 Special Tax Rev., 6.45%, 9/1/28	2,000,000	1,911,280

9

	Principal Amount	Value
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/11, Prerefunded at 101% of Par (Ambac)(3)	$1,945,000	$1,998,546
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	3,055,000	3,072,383
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	1,987,518
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	421,195
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	946,415
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	2,862,198
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	1,000,000	1,018,270
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,081,360
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	969,477
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	5,000,000	3,853,450
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36	1,100,000	872,223
Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	4,000,000	3,241,600
Lake Elsinore Community Facilities District No. 2006-2 Special Tax Rev., Series 2006 A, (Viscaya), 5.40%, 9/1/36	2,020,000	1,624,322
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	1,818,405
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	2,032,677
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(1)	2,000,000	2,020,300
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,313,223
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(1)	2,000,000	2,068,960
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	1,305,000	1,315,453
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(1)	3,000,000	3,052,650
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(1)	2,000,000	2,131,220
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	3,848,560
Murrieta Community Facilities District No. 2000-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,716,307

10

	Principal Amount	Value
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	$4,100,000	$3,862,692
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29(1)	2,500,000	2,559,250
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(1)	3,500,000	3,348,625
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,460,000	2,168,588
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,251,676
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(1)	3,000,000	3,006,300
Palmdale Water District COP, 5.00%, 10/1/34 (NATL/FGIC)(1)	2,850,000	2,340,534
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	3,969,400
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,145,000	1,018,134
Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29(1)	2,345,000	2,260,088
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,794,987
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	2,775,886
Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	1,965,795
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(1)	4,835,000	4,875,034
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	4,000,000	4,153,120
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	3,000,000	2,359,110
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37	2,000,000	1,604,140
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	5,000,000	4,362,600
Riverside County COP, 5.75%, 11/1/31 (NATL)(1)	2,365,000	2,440,704
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,871,400
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30(1)	2,200,000	2,188,780
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,589,160
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	833,890
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,097,093
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	3,264,840
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,370,914
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	2,035,000	1,908,565

11

	Principal Amount	Value
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35(1)	$4,000,000	$4,048,120
Sacramento County Community Facilities District No. 1 Special Tax Rev., (Elliot Ranch), 6.30%, 9/1/21	1,500,000	1,500,690
Sacramento County COP, 5.75%, 2/1/30(1)	3,000,000	2,964,090
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(1)	4,000,000	4,264,280
Sacramento Special Tax Rev., (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	3,840,000	3,784,013
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(1)	1,975,000	1,989,240
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/34(1)	1,250,000	1,141,500
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39(1)	3,000,000	3,033,540
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26(1)	3,000,000	3,049,950
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Moscone), 7.05%, 7/1/13(1)(2)	1,250,000	1,194,475
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	2,000,000	1,984,420
San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,551,734
Santa Barbara County Water Rev. COP, 5.50%, 9/1/22 (Ambac)(1)	3,005,000	3,156,031
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(1)	3,000,000	3,172,050
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(1)(3)	7,755,000	8,802,545
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,113,560
Southern California Public Power Auth. Rev., (Southern Transmission), 6.35%, 7/1/14 (NATL-IBC)(1)(2)	2,400,000	2,187,048
Southern California Public Power Auth. Rev., (Southern Transmission), 6.35%, 7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,088,362
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	5,750,000	6,095,517
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(1)(3)	4,195,000	4,635,349
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,263,400
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	3,000,000	2,726,400
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,340,373
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,022,843
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,649,621

12

	Principal Amount	Value
Tri-Dam Power Auth. Rev., 4.00%, 5/1/16	$2,165,000	$2,157,401
Tri-Dam Power Auth. Rev., 4.00%, 11/1/16	2,165,000	2,147,009
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	2,000,000	2,130,240
Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37(1)	2,000,000	1,650,200
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(1)	1,820,000	1,624,059
Turlock Public Finance Auth. Tax Allocation Rev., 7.50%, 9/1/39(1)	2,770,000	2,791,828
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,535,350
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,174,498
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30(1)	1,000,000	948,390
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	1,500,000	1,413,300
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	4,000,000	4,000,000
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,055,325
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,043,392
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	1,600,000	1,652,560
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,144,850
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,398,090
Yosemite Community College District GO, (Election of 2004), 4.33%, 8/1/16 (AGM)(1)(2)	3,545,000	2,888,501
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,021,390
Yuba City Unified School District GO, 6.05%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	562,710
		460,274,477
GUAM — 0.7%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	3,300,000	3,448,170
PUERTO RICO — 2.2%
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(1)	1,145,000	1,074,788
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	2,500,000	2,440,725
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39(1)	2,000,000	1,951,920
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.13%, 5/2/11 resets quarterly at 67% of the 3-month LIBOR plus 0.93% with no caps(1)	10,000,000	5,493,000
		10,960,433
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,021,360
Virgin Islands Public Finance Auth. Rev., Series 2009 A1, (Senior Lien/Capital Projects), 5.00%, 10/1/29(1)	1,000,000	909,660
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,424,790
		4,355,810
TOTAL INVESTMENT SECURITIES — 98.1% (Cost $500,397,941)		479,038,890
OTHER ASSETS AND LIABILITIES — 1.9%		9,255,497
TOTAL NET ASSETS — 100.0%		$488,294,387

13

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
85	U.S. Long Bond	June 2011	$10,229,219	$29,028

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
539	U.S. Treasury 2-Year Notes	June 2011	$117,662,016	$(136,003)

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

AGM = Assured Guaranty Municipal Corporation

Ambac = Ambac Assurance Corporation

Ambac-TCRS = Ambac Assurance Corporation - Transferrable Custodial Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Company

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

NATL = National Public Finance Guarantee Corporation

NATL-IBC = National Public Finance Guarantee Corporation - Insured Bond Certificates

resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

XLCA = XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $127,892,000.

(2)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,116,499, which represented 0.6% of total net assets.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

FEBRUARY 28, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $500,397,941)	$479,038,890
Cash	582,420
Receivable for investments sold	221,800
Receivable for capital shares sold	614,810
Receivable for variation margin on futures contracts	15,938
Interest receivable	9,794,949
490,268,807

Liabilities
Payable for capital shares redeemed	1,141,862
Payable for variation margin on futures contracts	109,484
Accrued management fees	176,980
Distribution and service fees payable	36,791
Dividends payable	509,303
1,974,420

Net Assets	$488,294,387

Net Assets Consist of:
Capital paid in	$547,779,664
Accumulated net realized loss	(38,019,251)
Net unrealized depreciation	(21,466,026)
$488,294,387

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$360,119,415	39,999,393	$9.00
Institutional Class	$10,512,768	1,167,819	$9.00
A Class	$93,022,117	10,331,891	$9.00*
B Class	$669,985	74,413	$9.00
C Class	$23,970,102	2,662,076	$9.00

*Maximum offering price $9.42 (net asset value divided by 0.955)

See Notes to Financial Statements

15

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,378,549

Expenses:
Management fees	1,303,377
Distribution and service fees:
A Class	125,411
B Class	4,304
C Class	134,962
Trustees’ fees and expenses	11,367
Other expenses	1,862
1,581,283
Fees waived	(52,182)
1,529,101

Net investment income (loss)	12,849,448

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,542,448)
Futures contract transactions	(2,019,020)
(6,561,468)

Change in net unrealized appreciation (depreciation) on:
Investments	(32,488,097)
Futures contracts	(238,215)
(32,726,312)

Net realized and unrealized gain (loss)	(39,287,780)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,438,332)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$12,849,448	$26,407,392
Net realized gain (loss)	(6,561,468)	(4,867,527)
Change in net unrealized appreciation (depreciation)	(32,726,312)	50,932,301
Net increase (decrease) in net assets resulting from operations	(26,438,332)	72,472,166

Distributions to Shareholders
From net investment income:
Investor Class	(9,712,195)	(20,168,524)
Institutional Class	(145,996)	(668)
A Class	(2,383,181)	(4,958,395)
B Class	(17,177)	(40,637)
C Class	(540,014)	(1,241,451)
Decrease in net assets from distributions	(12,798,563)	(26,409,675)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(27,884,194)	3,228,416

Net increase (decrease) in net assets	(67,121,089)	49,290,907

Net Assets
Beginning of period	555,415,476	506,124,569
End of period	$488,294,387	$555,415,476

Accumulated net investment loss	—	$(50,885)

See Notes to Financial Statements.

17

Notes to Financial Statements

FEBRUARY 28, 2011 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues its objective by investing a portion of its assets in lower-rated and unrated municipal securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. During the six months ended February 28, 2011, the investment advisor voluntarily agreed to waive 0.020% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2011, and cannot terminate it without consulting the Board of Trustees. The total amount of the waiver for each class for the six months ended February 28, 2011 was $38,825, $539, $10,033, $86 and $2,699 for the Investor Class, Institutional Class, A Class, B Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended February 28, 2011 was 0.50% for the Investor Class, A Class, B Class and C Class and 0.30% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended February 28, 2011 was 0.48% for the Investor Class, A Class, B Class and C Class and 0.28% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide

19

that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2011, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2011, were $16,556,302 and $40,795,276 respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2011		Year ended August 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,855,676	$45,681,205	8,560,326	$79,770,530
Issued in reinvestment of distributions	793,848	7,369,504	1,630,497	15,236,776
Redeemed	(8,756,878)	(81,432,749)	(9,144,211)	(85,139,104)
	(3,107,354)	(28,382,040)	1,046,612	9,868,202
Institutional Class
Sold	1,170,967	11,054,584	2,694	25,000
Issued in reinvestment of distributions	16,025	145,996	71	668
Redeemed	(21,938)	(195,604)	—	—
	1,165,054	11,004,976	2,765	25,668
A Class
Sold	1,671,582	15,667,070	2,306,535	21,540,276
Issued in reinvestment of distributions	183,378	1,700,998	370,535	3,462,892
Redeemed	(2,527,127)	(23,282,604)	(3,064,884)	(28,530,752)
	(672,167)	(5,914,536)	(387,814)	(3,527,584)
B Class
Sold	63	589	191	1,776
Issued in reinvestment of distributions	1,333	12,391	2,614	24,493
Redeemed	(32,512)	(299,153)	(4,748)	(44,265)
	(31,116)	(286,173)	(1,943)	(17,996)
C Class
Sold	183,932	1,726,498	304,086	2,826,002
Issued in reinvestment of distributions	27,003	250,748	61,306	572,964
Redeemed	(675,473)	(6,283,667)	(702,493)	(6,518,840)
	(464,538)	(4,306,421)	(337,101)	(3,119,874)
Net increase (decrease)	(3,110,121)	$(27,884,194)	322,519	$3,228,416

(1)	March 1, 2010 (commencement of sale) through August 31, 2010 for the Institutional Class.

20

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of February 28, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $15,938 in receivable for variation margin on futures contracts and as a liability of $109,484 in payable for variation margin on futures contracts. For the six months ended February 28, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,019,020) in net realized gain (loss) on futures contract transactions and $(238,215) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests a portion of its assets in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

21

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$500,397,941
Gross tax appreciation of investments	$9,432,540
Gross tax depreciation of investments	(30,791,591)
Net tax appreciation (depreciation) of investments	$(21,359,051)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2010, the fund had accumulated capital losses of $(26,586,194), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2015	2016	2017	2018
$(1,856,959)	$(59,454)	$(11,784,441)	$(12,885,340)

The fund has elected to treat $(4,524,808) of net capital losses incurred in the ten-month period ended August 31, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

22

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.69		$8.88	$9.50	$9.90	$10.25	$10.36
Income From Investment Operations
Net Investment Income (Loss)	0.23	(2)	0.47 (2)	0.48	0.48	0.48	0.49
Net Realized and Unrealized Gain (Loss)	(0.69)		0.81	(0.62)	(0.40)	(0.35)	(0.11)
Total From Investment Operations	(0.46)		1.28	(0.14)	0.08	0.13	0.38
Distributions
From Net Investment Income	(0.23)		(0.47)	(0.48)	(0.48)	(0.48)	(0.49)
Net Asset Value, End of Period	$9.00		$9.69	$8.88	$9.50	$9.90	$10.25

Total Return(3)	(4.78)%		14.78%	(1.16)%	0.81%	1.22%	3.80%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.49	%(4)	0.49%	0.52%	0.52%	0.52%	0.52%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.51	%(4)	0.51%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.02	%(4)	5.08%	5.56%	4.91%	4.70%	4.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	5.00	%(4)	5.06%	5.56%	4.91%	4.70%	4.80%
Portfolio Turnover Rate	3%		17%	26%	31%	17%	25%
Net Assets, End of Period (in thousands)	$360,119		$417,503	$373,313	$455,741	$467,477	$406,063

(1)	Six months ended February 28, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

23

Institutional Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.69		$9.28
Income From Investment Operations
Net Investment Income (Loss)(3)	0.25		0.25
Net Realized and Unrealized Gain (Loss)	(0.70)		0.41
Total From Investment Operations	(0.45)		0.66
Distributions
From Net Investment Income	(0.24)		(0.25)
Net Asset Value, End of Period	$9.00		$9.69

Total Return(4)	(4.68)%		7.16%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.29	%(5)	0.29	%(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.31	%(5)	0.31	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.22	%(5)	5.24	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	5.20	%(5)	5.22	%(5)
Portfolio Turnover Rate	3%		17	%(6)
Net Assets, End of Period (in thousands)	$10,513		$27

(1)	Six months ended February 28, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through August 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

24

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.69		$8.88	$9.50	$9.90	$10.25	$10.36
Income From Investment Operations
Net Investment Income (Loss)	0.22	(2)	0.45 (2)	0.46	0.45	0.46	0.46
Net Realized and Unrealized Gain (Loss)	(0.69)		0.81	(0.62)	(0.40)	(0.35)	(0.11)
Total From Investment Operations	(0.47)		1.26	(0.16)	0.05	0.11	0.35
Distributions
From Net Investment Income	(0.22)		(0.45)	(0.46)	(0.45)	(0.46)	(0.46)
Net Asset Value, End of Period	$9.00		$9.69	$8.88	$9.50	$9.90	$10.25

Total Return(3)	(4.90)%		14.50%	(1.41)%	0.55%	0.97%	3.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.74	%(4)	0.74%	0.77%	0.77%	0.77%	0.77%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.76	%(4)	0.76%	0.77%	0.77%	0.77%	0.77%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.77	%(4)	4.83%	5.31%	4.66%	4.45%	4.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	4.75	%(4)	4.81%	5.31%	4.66%	4.45%	4.55%
Portfolio Turnover Rate	3%		17%	26%	31%	17%	25%
Net Assets, End of Period (in thousands)	$93,022		$106,577	$101,111	$133,480	$147,314	$90,421

(1)	Six months ended February 28, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

25

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.69		$8.88	$9.50	$9.90	$10.25	$10.36
Income From Investment Operations
Net Investment Income (Loss)	0.19	(2)	0.38 (2)	0.39	0.38	0.38	0.39
Net Realized and Unrealized Gain (Loss)	(0.69)		0.81	(0.62)	(0.40)	(0.35)	(0.11)
Total From Investment Operations	(0.50)		1.19	(0.23)	(0.02)	0.03	0.28
Distributions
From Net Investment Income	(0.19)		(0.38)	(0.39)	(0.38)	(0.38)	(0.39)
Net Asset Value, End of Period	$9.00		$9.69	$8.88	$9.50	$9.90	$10.25

Total Return(3)	(5.25)%		13.65%	(2.14)%	(0.20)%	0.22%	2.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.49	%(4)	1.49%	1.52%	1.52%	1.52%	1.52%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.51	%(4)	1.51%	1.52%	1.52%	1.52%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.02	%(4)	4.08%	4.56%	3.91%	3.70%	3.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	4.00	%(4)	4.06%	4.56%	3.91%	3.70%	3.80%
Portfolio Turnover Rate	3%		17%	26%	31%	17%	25%
Net Assets, End of Period (in thousands)	$670		$1,022	$954	$1,209	$1,454	$1,263

(1)	Six months ended February 28, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

26

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.69		$8.88	$9.50	$9.90	$10.25	$10.36
Income From Investment Operations
Net Investment Income (Loss)	0.19	(2)	0.38 (2)	0.39	0.38	0.38	0.39
Net Realized and Unrealized Gain (Loss)	(0.69)		0.81	(0.62)	(0.40)	(0.35)	(0.11)
Total From Investment Operations	(0.50)		1.19	(0.23)	(0.02)	0.03	0.28
Distributions
From Net Investment Income	(0.19)		(0.38)	(0.39)	(0.38)	(0.38)	(0.39)
Net Asset Value, End of Period	$9.00		$9.69	$8.88	$9.50	$9.90	$10.25

Total Return(3)	(5.25)%		13.64%	(2.14)%	(0.20)%	0.22%	2.76%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.49	%(4)	1.49%	1.52%	1.52%	1.52%	1.52%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.51	%(4)	1.51%	1.52%	1.52%	1.52%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.02	%(4)	4.08%	4.56%	3.91%	3.70%	3.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	4.00	%(4)	4.06%	4.56%	3.91%	3.70%	3.80%
Portfolio Turnover Rate	3%		17%	26%	31%	17%	25%
Net Assets, End of Period (in thousands)	$23,970		$30,286	$30,747	$39,283	$42,125	$31,276

(1)	Six months ended February 28, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

27

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71032   1104

SEMIANNUAL REPORT   FEBRUARY 28, 2011

California Intermediate-Term Tax-Free Bond Fund

President’s Letter	2

Performance	3

Fund Characteristics	4

Shareholder Fee Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	20

Statement of Operations	21

Statement of Changes in Net Assets	22

Notes to Financial Statements	23

Financial Highlights	28

Additional Information	32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2011. Our report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated August 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

The six months ended February 28, 2011, turned out to be far better for U.S. stocks than for U.S. bonds. A key stock market benchmark, the S&P 500 Index, gained almost 28%, soaring to nearly three-year highs in February as post-recession monetary and fiscal intervention by central banks and governments in 2010 fueled higher hopes of improved economic and financial market conditions in 2011 and 2012.

In the second half of 2010, the U.S. Federal Reserve announced, then launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Besides boosting stock prices, QE2 helped fuel inflation fears. The benchmark 10-year U.S. Treasury note suffered a -6% total return for the six months as its yield jumped from 2.47% to 3.43%.  Inflation risk, along with credit concerns that we believe were overblown by the financial media, roiled the municipal bond (muni) market—the Barclays Capital Municipal Bond Index returned -3.5% for the period.

Despite that downturn, our expert, experienced muni team believes municipal credit is more resilient than widely portrayed, and that muni defaults will remain relatively isolated events, as they have been historically. Our muni team will continue to diligently apply their knowledge and skills as they make daily investment decisions for you. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of February 28, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	-3.49%	1.65%	3.59%	3.88%	5.60%	11/9/83
Barclays Capital 7 Year Municipal Bond Index	—	-2.06%	3.32%	5.22%	5.05%	N/A(2)	—
Institutional Class	BCTIX	-3.47%	—	—	—	1.84%(1)	3/1/10
A Class No sales charge* With sales charge*	BCIAX	-3.69% -8.06%	— —	— —	— —	1.38%(1) -3.21%(1)	3/1/10
C Class No sales charge* With sales charge*	BCIYX	-4.04% -4.99%	— —	— —	— —	0.64%(1) -0.34%(1)	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available 1/1/90.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.48%	0.28%	0.73%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

FEBRUARY 28, 2011

Portfolio at a Glance

Weighted Average Maturity	9.7 years
Average Duration (Modified)	5.5 years

Yields
30-Day SEC Yield
Investor Class	3.23%
Institutional Class	3.43%
A Class	2.85%
C Class	2.24%
Investor Class 30-Day Tax-Equivalent Yields*
32.16% Tax Bracket	4.76%
34.88% Tax Bracket	4.96%
39.40% Tax Bracket	5.33%
41.21% Tax Bracket	5.49%
* The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors
% of fund investments
General Obligation (GO)	18%
Electric Revenue	17%
Hospital Revenue	12%
Water/Sewer/Gas Revenue	9%
Prerefunded	8%

Types of Investments in Portfolio
% of net assets
Municipal Securities	98.9%
Other Assets and Liabilities	1.1%

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Expenses Paid During Period(1) 9/1/10 – 2/28/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$965.10	$2.34	0.48%
Institutional Class	$1,000	$965.30	$1.36	0.28%
A Class	$1,000	$963.10	$3.55	0.73%
C Class	$1,000	$959.60	$7.19	1.48%
Hypothetical
Investor Class	$1,000	$1,022.41	$2.41	0.48%
Institutional Class	$1,000	$1,023.41	$1.40	0.28%
A Class	$1,000	$1,021.17	$3.66	0.73%
C Class	$1,000	$1,017.46	$7.40	1.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.9%
CALIFORNIA — 94.9%
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare) 6.00%, 8/1/30(1)	$2,770,000	$2,744,793
Bay Area Toll Auth. Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/22(1)	2,000,000	2,120,420
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	5,000,000	4,895,850
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	5,000,000	5,208,750
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	1,945,242
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,777,197
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,469,350
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16(1)	5,000,000	5,667,750
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17(1)	5,250,000	5,970,457
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	7,000,000	7,949,340
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	3,850,000	4,297,139
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	20,000,000	21,993,200
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16(1)	2,000,000	2,267,100
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	15,000	15,591
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/17(1)	1,235,000	1,275,496
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	2,000,000	2,205,040
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/24(1)	2,000,000	2,159,420
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13(1)	2,905,000	3,154,336
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13 (NATL)(1)	1,645,000	1,786,190
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)(2)	1,130,000	1,285,228
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	3,870,000	4,293,726
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	8,460,000	9,386,285
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	7,000,000	7,903,770
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22(1)	2,000,000	2,100,140
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	5,040,000	5,018,126
California Educational Facilities Auth. Rev., (San Francisco University) 5.00%, 10/1/16	1,200,000	1,284,804
California Educational Facilities Auth. Rev., (San Francisco University) 5.00%, 10/1/21	750,000	767,820
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	560,590

	Principal Amount	Value
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	$700,000	$768,089
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,110,000
California Educational Facilities Auth. Rev., (Scripps College), 5.25%, 8/1/11, Prerefunded at 100% of Par(1)(2)	950,000	969,960
California Educational Facilities Auth. Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	935,902
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,338,575
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,579,550
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,259,810
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	2,901,137
California Educational Facilities Auth. Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,317,812
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 1.06%, 3/3/11	4,265,000	4,244,485
California GO, 5.50%, 3/1/11 (XLCA-ICR)(1)	1,000,000	1,000,390
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	4,000,000	4,464,960
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,599,200
California GO, 5.00%, 10/1/16(1)	2,820,000	3,156,341
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,764,016
California GO, 5.00%, 8/1/18(1)	2,260,000	2,462,767
California GO, 5.25%, 2/1/20(1)	5,000,000	5,262,300
California GO, 5.00%, 3/1/20(1)	1,690,000	1,819,353
California GO, 5.00%, 8/1/20(1)	5,000,000	5,313,600
California GO, 5.25%, 10/1/20(1)	5,000,000	5,515,450
California GO, 5.00%, 3/1/22(1)	5,000,000	5,173,700
California GO, 5.50%, 4/1/24	4,000,000	4,232,440
California GO, 5.00%, 8/1/24(1)	1,260,000	1,283,411
California GO, 5.75%, 4/1/28(1)	5,000,000	5,251,900
California GO, 5.75%, 4/1/31(1)	7,710,000	7,968,748
California GO, 6.50%, 4/1/33(1)	5,000,000	5,438,350
California GO, 6.00%, 4/1/38(1)	3,000,000	3,101,670
California Health Facilities Financing Auth. Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	1,985,000	2,044,967
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,512,602
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,111,370
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,434,050
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,152,760
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	1,000,000	1,008,700
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	553,010

	Principal Amount	Value
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	$40,000	$50,699
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,656,640
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,085,000	2,266,729
California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	1,000,000	1,022,400
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	4,980,000	5,258,183
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	2,500,000	2,612,425
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.25%, 11/1/29(1)	5,000,000	5,113,600
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,799,762
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,011,550
California Health Facilities Financing Auth. Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25(1)	3,000,000	3,016,530
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,000,000	997,160
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,003,200
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	5,000,000	5,748,850
California Infrastructure & Economic Development Bank Rev., Series 2006 A, (California Science Center Phase II), 4.25%, 5/1/13 (NATL/FGIC)(1)	1,075,000	1,103,713
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,500,000	2,629,775
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22(1)	3,735,000	3,941,545
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	555,000	556,110
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,145,000	1,150,313
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	1,858,580
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	609,060
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,761,162
California Municipal Finance Auth. Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,346,677
California Public Works Board Lease Rev., Series 2005 A, (Department General Services – Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,550,674

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)(1)	$2,590,000	$2,754,232
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)(1)	1,210,000	1,277,445
California Public Works Board Lease Rev., Series 2009 A, (Department General Services – Buildings 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,472,621
California Public Works Board Lease Rev., Series 2009 B, (Department of Education – Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,193,772
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13(1)	2,000,000	2,126,820
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,056,970
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,500,000	1,615,860
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	1,250,000	1,324,575
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16(1)	750,000	802,470
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17(1)	450,000	478,602
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18(1)	515,000	544,880
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,278,200
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	20,070,000	21,223,222
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	2,000,000	1,964,800
California Statewide Communities Development Auth. Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)(1)	1,695,000	1,777,394
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	4,000,000	3,685,440
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	2,120,000	2,065,134
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,400,000	2,106,768
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(3)	2,600,000	2,055,404
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	1,002,740
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	4,100,000	4,059,861
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	1,460,000	1,318,365

	Principal Amount	Value
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System West), 5.00%, 3/1/37 (AGC)(1)	$2,500,000	$2,275,150
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	1,000,000	972,500
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	6,500,000	6,928,480
Calleguas-Las Virgines Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,075,990
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,239,195
Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (NATL)(1)	1,130,000	1,148,091
Chaffey Community College District GO, Series 2002 A, 4.25%, 7/1/11 (AGM)(1)	1,070,000	1,083,354
Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (AGM)(1)	2,065,000	2,305,242
Eastern Municipal Water District Water & Sewer COP, Series 2001 A, 5.25%, 7/1/13 (NATL/FGIC)(1)	2,300,000	2,333,120
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,029,020
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,020,000	1,094,807
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,095,000	1,175,307
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (NATL)(1)	1,000,000	1,036,550
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (NATL)(1)	1,225,000	1,269,774
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (AGM)(1)	1,225,000	1,278,802
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (AGM)(1)	1,290,000	1,346,657
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 5.26%, 1/1/26(1)(2)(4)	10,000,000	5,203,700
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,324,248
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	4,440,000	5,015,557
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)(1)	2,200,000	2,307,668
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	3,090,000	2,014,495
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	3,000,000	2,003,280
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(1)	750,000	758,085
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	1,260,000	1,268,240

	Principal Amount	Value
Hillsborough School District GO, (Bond Anticipation Notes), 3.60%, 9/1/11, Prerefunded at 93.11% of Par(2)(4)	$2,700,000	$2,506,923
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR/NATL)(1)(4)	10,320,000	2,835,110
Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)	295,000	262,016
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2004 A, (Assessment District No. 03-19), VRDN, 0.24%, 3/1/11 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement)(1)	5,900,000	5,900,000
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	812,287
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	614,148
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	721,451
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	125,000	127,189
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,060,349
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,706,625
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	1,030,000	959,455
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (AGM)(1)	3,000,000	3,076,800
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (AGM)(1)	6,680,000	6,842,792
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,018,070
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20(1)	3,000,000	3,325,530
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	750,000	824,798
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	4,967,300
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,735,000	3,801,856
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	10,000,000	11,300,400
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,708,110
Los Angeles Unified School District GO, Series 2002 E, (Election of 1997), 5.00%, 7/1/11 (NATL)(1)	5,000,000	5,077,100
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (AGM)(1)	2,500,000	2,676,375
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	4,000,000	3,945,400
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,162,871
Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(1)	575,000	599,156
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.29%, 9/1/28(1)(4)	5,620,000	1,926,311

	Principal Amount	Value
Mojave Unified School District No. 1 Facilities Improvement GO, 5.25%, 8/1/20 (NATL/FGIC)(1)	$1,520,000	$1,587,518
Mount San Antonio Community College District GO, Series 2005 A, (Election of 2001), 4.14%, 8/1/16 (NATL)(1)(4)	5,000,000	4,172,500
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,564,655
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	4,065,000	4,268,575
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,472,020
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,088,560
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/11 (AGC)(1)	1,255,000	1,277,101
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/12 (AGC)(1)	1,745,000	1,820,995
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	1,690,000	1,791,738
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,159,540
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,017,340
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,500,000	1,570,485
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19(1)	2,000,000	2,186,820
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20(1)	1,515,000	1,632,685
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21(1)	2,050,000	2,182,409
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22(1)	4,250,000	4,525,443
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL)(1)	1,000,000	1,064,140
Oceanside COP, Series 2003 A, 5.00%, 4/1/11 (Ambac)(1)	1,225,000	1,228,540
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,350,479
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 5.95%, 8/1/37 (AGM)(1)(4)	9,500,000	1,561,990
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	515,000	468,810
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11	760,000	765,366
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	825,000	839,108
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13	700,000	715,372
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14	1,135,000	1,153,035
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14	270,000	276,467
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	320,000	325,334

	Principal Amount	Value
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	$245,000	$246,796
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,030,000	3,185,045
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)(1)	2,750,000	2,848,918
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	964,300
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	992,350
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,720,000	1,529,424
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(5)	1,660,000	993,045
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	3,000,000	2,836,770
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,189,165
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,223,529
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,580,265
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	969,320
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,073,530
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	1,875,000	2,019,113
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	1,110,000	1,062,947
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/24(1)	550,000	562,177
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	2,035,000	1,908,565
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,099,090
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,647,075
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	4,045,000	4,379,036
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/15 (AGM)(1)	1,245,000	1,321,281
Sacramento County Airport System Rev., 5.00%, 7/1/20(1)	1,000,000	1,060,840
Sacramento County Airport System Rev., 5.00%, 7/1/23(1)	1,000,000	1,031,570
Sacramento County Airport System Rev., 5.00%, 7/1/24(1)	1,000,000	1,017,110
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 A, 5.25%, 12/1/21 (NATL/FGIC)(1)	1,000,000	1,116,140
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.73%, 3/1/11 (NATL/FGIC)(1)	2,500,000	1,582,025
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,573,141
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	394,832

	Principal Amount	Value
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	$300,000	$342,675
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,500,000	1,601,145
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(5)	9,840,000	5,672,170
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	1,005,000	1,015,492
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/19(1)	1,290,000	1,371,722
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/34(1)	750,000	684,900
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,079,730
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(1)	3,680,000	3,958,723
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,280,000	1,194,432
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	3,400,000	3,644,698
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(1)	2,030,000	2,052,086
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(1)	2,635,000	2,655,421
San Diego Redevelopment Agency Tax Allocation Rev., (North Park), 5.90%, 9/1/25(1)	710,000	710,057
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,375,000	3,767,074
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,223,800
San Francisco City and County Airports Commission Rev., Series 2009 D, San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	2,500,000	2,539,075
San Francisco City and County Airports Commission Rev., Series 2009 E, 5 San Francisco International Airport), 5.25%, 5/1/23(1)	2,000,000	2,086,220
San Francisco City and County Airports Commission Rev., Series 2010 C, San Francisco International Airport) (Governmental Purpose), 5.00%, 5/1/19(1)	1,500,000	1,624,740
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,130,746
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19(1)	2,930,000	3,126,222
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21(1)	8,185,000	9,404,238
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/27(1)	1,295,000	1,334,795
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28(1)	2,780,000	2,861,232
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,037,298
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	1,000,000	1,058,850
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	1,936,272

	Principal Amount	Value
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	$3,350,000	$3,447,485
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	7,645,000	8,814,303
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	4,000,000	4,597,320
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	432,343
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,368,612
Santa Paula Utilities Auth. Water Rev., 5.25%, 2/1/40(1)	2,425,000	2,303,992
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.45%, 3/3/11 (LOC: Landesbank Baden-Wurttemberg)(1)	700,000	700,000
Scotts Valley COP, 4.00%, 10/1/15 (AGM)(1)	1,040,000	1,063,847
Scotts Valley COP, 4.25%, 10/1/18 (AGM)(1)	1,370,000	1,384,467
Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)	1,980,000	1,718,145
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,530,000	1,590,175
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,437,128
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,069,870
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,216,504
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,103,940
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/13 (Ambac)(1)	1,080,000	1,122,487
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(1)	1,195,000	1,242,597
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,310,000	1,321,698
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,445,000	1,416,288
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (AGM)(1)	5,000,000	5,251,450
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (AGM)(1)	3,325,000	3,492,214
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,047,759
Southern California Public Power Auth. Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27(1)	2,000,000	2,175,880
Southern California Public Power Auth. Rev., Series 2010-1, (Windy Point/Windy Flats), 5.00%, 7/1/22(1)	5,725,000	6,167,313
Tahoe Forest Hospital District Rev., (Healthcare Facility), VRDN, 0.22%, 3/1/11 (LOC: U.S. Bank N.A.)	1,190,000	1,190,000
Torrance Rev., (Memorial Medical Center), 5.00%, 9/1/40(1)	3,700,000	3,076,032
Tri-Dam Power Auth. Rev., 4.00%, 11/1/14	1,260,000	1,278,585
Tri-Dam Power Auth. Rev., 4.00%, 5/1/15	1,285,000	1,291,913
Tri-Dam Power Auth. Rev., 4.00%, 11/1/15	1,310,000	1,314,375
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,048,990
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/12(1)	895,000	922,817

	Principal Amount	Value
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	$985,000	$1,022,991
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	985,000	1,031,364
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	1,090,000	1,129,393
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,150,000	1,175,312
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(1)	1,140,000	1,017,268
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	8,500,000	8,500,000
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	984,110
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,176,380
University of California Rev., Series 2010 S, 5.00%, 5/15/20(1)	1,405,000	1,585,627
University of California Rev., Series 2010 S, 5.00%, 5/15/40(1)	1,250,000	1,174,213
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(2)	1,000,000	1,107,760
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,140,470
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,145,000	1,305,838
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,415,000	1,613,765
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,505,000	2,856,877
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,640,000	3,010,841
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,980,000	3,398,601
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,000,000	3,098,550
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,144,850
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.75%, 3/3/11 (LOC: BNP Paribas)(1)	7,680,000	7,680,000
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,498,875
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,500,000	1,475,025
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,300,000	1,260,584
		738,636,631
GUAM — 0.1%
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	1,005,280
PUERTO RICO — 3.6%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	3,700,000	3,980,497
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)(1)	1,255,000	1,346,628
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)(1)	3,140,000	3,462,384
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/22(1)	4,950,000	5,070,829
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,233,550
Puerto Rico GO, Series 2004 A, VRDN, 5.00%, 7/1/12(1)	1,750,000	1,802,045

	Principal Amount	Value
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	$1,500,000	$1,528,620
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	5,000,000	5,190,250
		27,614,803
U.S. VIRGIN ISLANDS — 0.3%
Virgin Islands Public Finance Auth. Rev., (Virgin Islands Gross Receipts Taxes Loan Note), 5.00%, 10/1/18 (NATL/FGIC)(1)	50,000	52,303
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	500,000	529,595
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	179,260
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	524,485
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	1,000,000	1,017,770
		2,303,413
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $759,183,467)		769,560,127
OTHER ASSETS AND LIABILITIES — 1.1%		8,390,722
TOTAL NET ASSETS — 100.0%		$777,950,849

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
271	U.S. Long Bond	June 2011	$32,613,156	$92,547

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
857	U.S. Treasury 2-Year Notes	June 2011	$187,080,422	$(216,243)

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

AGM = Assured Guaranty Municipal Corporation

AGM-CR = Assured Guaranty Municipal Corporation — Custodian Receipts

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Company

GO = General Obligation

LOC = Letter of Credit

M-S-R = Modesto, Stockton, Redding

NATL = National Public Finance Guarantee Corporation

NCROC = Northern California Retired Officers Community

Radian = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

XLCA = XL Capital Ltd.

XLCA-ICR = XL Capital Ltd. — Insured Custodial Receipts

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $219,694,000.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,055,404, which represented 0.3% of total net assets.

(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $759,183,467)	$769,560,127
Cash	106,106
Receivable for investments sold	49,722
Receivable for capital shares sold	1,659,259
Receivable for variation margin on futures contracts	50,812
Interest receivable	9,349,729
780,775,755

Liabilities
Payable for capital shares redeemed	1,805,790
Payable for variation margin on futures contracts	174,078
Accrued management fees	275,175
Distribution and service fees payable	3,288
Dividends payable	566,575
2,824,906

Net Assets	$777,950,849

Net Assets Consist of:
Capital paid in	$778,433,964
Accumulated net realized loss	(10,736,079)
Net unrealized appreciation	10,252,964
$777,950,849

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$755,592,755	68,954,573	$10.96
Institutional Class	$12,856,110	1,173,129	$10.96
A Class	$6,967,337	635,779	$10.96*
C Class	$2,534,647	231,206	$10.96

*Maximum offering price $11.48 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$16,259,003

Expenses:
Management fees	1,861,233
Distribution and service fees:
A Class	5,553
C Class	13,335
Trustees’ fees and expenses	17,294
Other expenses	2,939
1,900,354

Net investment income (loss)	14,358,649

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,760,422
Futures contract transactions	(2,519,711)
(759,289)

Change in net unrealized appreciation (depreciation) on:
Investments	(43,138,200)
Futures contracts	(566,995)
(43,705,195)

Net realized and unrealized gain (loss)	(44,464,484)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,105,835)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$14,358,649	$25,874,730
Net realized gain (loss)	(759,289)	113,057
Change in net unrealized appreciation (depreciation)	(43,705,195)	37,963,252
Net increase (decrease) in net assets resulting from operations	(30,105,835)	63,951,039

Distributions to Shareholders
From net investment income:
Investor Class	(13,918,320)	(25,985,572)
Institutional Class	(193,180)	(2,192)
A Class	(75,012)	(11,258)
C Class	(34,565)	(8,777)
Decrease in net assets from distributions	(14,221,077)	(26,007,799)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,857,850	185,737,633

Net increase (decrease) in net assets	(42,469,062)	223,680,873

Net Assets
Beginning of period	820,419,911	596,739,038
End of period	$777,950,849	$820,419,911

Accumulated net investment loss	—	$(137,572)

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2011 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (formerly California Tax-Free Bond Fund) (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in municipal obligations of all maturity ranges.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class, A Class and C Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 28, 2011 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2011, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2011, were $106,439,110 and $97,818,093 respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2011		Year ended August 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,378,394	$115,667,511	24,426,478	$273,523,669
Issued in reinvestment of distributions	938,393	10,437,146	1,811,862	20,305,019
Redeemed	(12,763,312)	(141,211,468)	(10,208,802)	(114,288,779)
	(1,446,525)	(15,106,811)	16,029,538	179,539,909
Institutional Class
Sold	1,706,010	19,218,841	145,329	1,671,555
Issued in reinvestment of distributions	17,442	193,180	191	2,192
Redeemed	(695,804)	(7,649,114)	(39)	(446)
	1,027,648	11,762,907	145,481	1,673,301
A Class
Sold	586,974	6,507,111	225,453	2,547,655
Issued in reinvestment of distributions	5,789	63,779	325	3,731
Redeemed	(177,976)	(1,981,069)	(4,786)	(54,229)
	414,787	4,589,821	220,992	2,497,157
C Class
Sold	106,352	1,202,460	178,849	2,020,953
Issued in reinvestment of distributions	2,710	30,085	630	7,184
Redeemed	(57,259)	(620,612)	(76)	(871)
	51,803	611,933	179,403	2,027,266
Net increase (decrease)	47,713	$1,857,850	16,575,414	$185,737,633

(1)	March 1, 2010 (commencement of sale) through August 31, 2010 for the Institutional Class, A Class and C Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of February 28, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $50,812 in receivable for variation margin on futures contracts and as a liability of $174,078 in payable for variation margin on futures contracts. For the six months ended February 28, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,519,711) in net realized gain (loss) on futures contract transactions and $(566,995) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$759,183,467
Gross tax appreciation of investments	$20,235,853
Gross tax depreciation of investments	(9,859,193)
Net tax appreciation (depreciation) of investments	$10,376,660

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2010, the fund had accumulated capital losses of $(8,867,720), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

2011	2012	2013	2014	2015	2016	2017	2018
$(905,757)	—	$(405,593)	$(322,273)	$(551,134)	$(275,673)	$(2,836,470)	$(3,570,820)

The fund has elected to treat $(117,206) of net capital losses incurred in the ten-month period ended August 31, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.56		$10.98	$10.96	$10.92	$11.15	$11.33
Income From Investment Operations
Net Investment Income (Loss)	0.20	(2)	0.41 (2)	0.44	0.44	0.45	0.46
Net Realized and Unrealized Gain (Loss)	(0.60)		0.59	0.01	0.04	(0.23)	(0.18)
Total From Investment Operations	(0.40)		1.00	0.45	0.48	0.22	0.28
Distributions
From Net Investment Income	(0.20)		(0.42)	(0.43)	(0.44)	(0.45)	(0.46)
From Net Realized Gains	—		—	—	—	—	— (3)
Total Distributions	(0.20)		(0.42)	(0.43)	(0.44)	(0.45)	(0.46)
Net Asset Value, End of Period	$10.96		$11.56	$10.98	$10.96	$10.92	$11.15

Total Return(4)	(3.49)%		9.26%	4.32%	4.42%	1.98%	2.58%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.48	%(5)	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.62	%(5)	3.70%	4.07%	3.96%	4.06%	4.13%
Portfolio Turnover Rate	13%		11%	36%	41%	41%	34%
Net Assets, End of Period (in thousands)	$755,593		$814,105	$596,739	$610,976	$462,246	$432,052

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Institutional Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.57		$11.18
Income From Investment Operations
Net Investment Income (Loss)(3)	0.21		0.22
Net Realized and Unrealized Gain (Loss)	(0.61)		0.39
Total From Investment Operations	(0.40)		0.61
Distributions
From Net Investment Income	(0.21)		(0.22)
Net Asset Value, End of Period	$10.96		$11.57

Total Return(4)	(3.47)%		5.50%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.28	%(5)	0.28	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.82	%(5)	3.76	%(5)
Portfolio Turnover Rate	13%		11	%(6)
Net Assets, End of Period (in thousands)	$12,856		$1,683

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through August 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.57		$11.18
Income From Investment Operations
Net Investment Income (Loss)(3)	0.19		0.19
Net Realized and Unrealized Gain (Loss)	(0.62)		0.39
Total From Investment Operations	(0.43)		0.58
Distributions
From Net Investment Income	(0.18)		(0.19)
Net Asset Value, End of Period	$10.96		$11.57

Total Return(4)	(3.69)%		5.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73	%(5)	0.73	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.37	%(5)	3.37	%(5)
Portfolio Turnover Rate	13%		11	%(6)
Net Assets, End of Period (in thousands)	$6,967		$2,556

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through August 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.57		$11.18
Income From Investment Operations
Net Investment Income (Loss)(3)	0.14		0.15
Net Realized and Unrealized Gain (Loss)	(0.61)		0.39
Total From Investment Operations	(0.47)		0.54
Distributions
From Net Investment Income	(0.14)		(0.15)
Net Asset Value, End of Period	$10.96		$11.57

Total Return(4)	(4.04)%		4.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48	%(5)	1.48	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.62	%(5)	2.65	%(5)
Portfolio Turnover Rate	13%		11	%(6)
Net Assets, End of Period (in thousands)	$2,535		$2,076

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through August 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71034   1104

SEMIANNUAL REPORT   FEBRUARY 28, 2011

California Long-Term Tax-Free Fund

President’s Letter	2

Performance	3

Fund Characteristics	4

Shareholder Fee Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	22

Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2011. Our report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated August 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

The six months ended February 28, 2011, turned out to be far better for U.S. stocks than for U.S. bonds. A key stock market benchmark, the S&P 500 Index, gained almost 28%, soaring to nearly three-year highs in February as post-recession monetary and fiscal intervention by central banks and governments in 2010 fueled higher hopes of improved economic and financial market conditions in 2011 and 2012.

In the second half of 2010, the U.S. Federal Reserve announced, then launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Besides boosting stock prices, QE2 helped fuel inflation fears. The benchmark 10-year U.S. Treasury note suffered a -6% total return for the six months as its yield jumped from 2.47% to 3.43%.  Inflation risk, along with credit concerns that we believe were overblown by the financial media, roiled the municipal bond (muni) market—the Barclays Capital Municipal Bond Index returned -3.5% for the period.

Despite that downturn, our expert, experienced muni team believes municipal credit is more resilient than widely portrayed, and that muni defaults will remain relatively isolated events, as they have been historically. Our muni team will continue to diligently apply their knowledge and skills as they make daily investment decisions for you. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCLTX	-5.01%	0.87%	2.84%	3.95%	6.44%	11/9/83
Barclays Capital Municipal Bond Index	—	-3.51%	1.72%	4.07%	4.79%	7.34%(2)	—
Institutional Class	BCLIX	-4.91%	—	—	—	1.06%(1)	3/1/10
A Class No sales charge* With sales charge*	ALTAX	-5.13% -9.41%	0.62% -3.92%	— —	— —	2.56% 1.20%	9/28/07
B Class No sales charge* With sales charge*	ALQBX	-5.48% -10.48%	-0.12% -4.12%	— —	— —	1.80% 0.95%	9/28/07
C Class No sales charge* With sales charge*	ALTCX	-5.48% -6.41%	-0.13% -0.13%	— —	— —	1.80% 1.80%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class
0.48%	0.28%	0.73%	1.48%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 28, 2011

Portfolio at a Glance

Weighted Average Maturity	16.4 years
Average Duration (Modified)	8.0 years

Yields
30-Day SEC Yield
Investor Class	4.31%
Institutional Class	4.51%
A Class	3.88%
B Class	3.32%
C Class	3.32%
Investor Class 30-Day Tax-Equivalent Yields*
32.16% Tax Bracket	6.35%
34.88% Tax Bracket	6.62%
39.40% Tax Bracket	7.11%
41.21% Tax Bracket	7.33%
*The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors
% of fund investments
General Obligation (GO)	19%
Hospital Revenue	14%
Certificates of Participation (COPs)/Leases	11%
Electric Revenue	10%
Water/Sewer/Gas Revenue	9%

Types of Investments in Portfolio
% of net assets
Municipal Securities	99.2%
Other Assets and Liabilities	0.8%

4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Expenses Paid During Period* 9/1/10 – 2/28/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$949.90	$2.32	0.48%
Institutional Class	$1,000	$950.90	$1.35	0.28%
A Class	$1,000	$948.70	$3.53	0.73%
B Class	$1,000	$945.20	$7.14	1.48%
C Class	$1,000	$945.20	$7.14	1.48%
Hypothetical
Investor Class	$1,000	$1,022.41	$2.41	0.48%
Institutional Class	$1,000	$1,023.41	$1.40	0.28%
A Class	$1,000	$1,021.17	$3.66	0.73%
B Class	$1,000	$1,017.46	$7.40	1.48%
C Class	$1,000	$1,017.46	$7.40	1.48%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.2%
CALIFORNIA — 94.8%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	$2,200,000	$2,218,480
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	1,850,000	1,833,165
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	497,510
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	4,000,000	3,944,440
Antioch Public Financing Auth. Lease Rev., Series 2002 A, (Municipal Facilities), 5.50%, 1/1/32 (NATL)(1)	3,000,000	2,963,130
Banning COP, (Wastewater System Refunding & Improvement), 8.00%, 1/1/19 (Ambac)(1)(2)	335,000	412,321
Bay Area Toll Auth. Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 10/1/42(1)	3,000,000	2,665,860
Bay Area Toll Auth. Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	3,000,000	3,008,550
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,025,432
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	2,500,000	2,604,375
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	3,746,050
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	2,906,950
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	1,450,000	1,643,647
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	1,425,000	1,590,499
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	1,275,000	1,402,066
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(1)	1,700,000	1,911,684
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(1)	1,430,000	1,614,284
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 2/1/22	1,560,000	1,670,027
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 2/1/23	1,740,000	1,834,708
California Educational Facilities Auth. Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,119,950
California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	1,932,240
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,083,092
California Educational Facilities Auth. Rev., Series 2007 A, (Claremont Graduate University), 5.00%, 3/1/42(1)	3,000,000	2,451,570
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	3,953,000	3,884,890
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 1.06%, 3/3/11	2,845,000	2,831,316
California GO, 5.00%, 4/1/26(1)	3,000,000	3,034,680
California GO, 5.75%, 4/1/28(1)	2,000,000	2,100,760
California GO, 5.00%, 6/1/32(1)	6,600,000	6,296,136
California GO, 5.00%, 11/1/32(1)	5,000,000	4,767,450
California GO, 6.50%, 4/1/33(1)	5,000,000	5,438,350

7

	Principal Amount	Value
California GO, 5.00%, 4/1/38(1)	$2,500,000	$2,310,000
California GO, 6.00%, 4/1/38(1)	5,000,000	5,169,450
California GO, 6.00%, 11/1/39(1)	5,000,000	5,171,950
California GO, 5.50%, 3/1/40(1)	1,500,000	1,490,310
California GO, Series 2003 A1, VRDN, 0.20%, 3/1/11 (LOC: JPMorgan Chase Bank N.A.)	4,600,000	4,600,000
California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(2)	6,165,000	7,646,018
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health Services), 6.50%, 10/1/33(1)	1,000,000	1,090,440
California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	5,000,000	4,905,250
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,419,618
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38(1)	5,000,000	5,102,300
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,799,763
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,011,550
California Health Facilities Financing Auth. Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39(1)	1,000,000	963,700
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,500,000	1,495,740
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,000,000	849,270
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.75%, 7/1/40	450,000	414,230
California Municipal Finance Auth. Rev., Series 2010 A, (University of Louisiana Verne), 6.25%, 6/1/40	1,000,000	968,600
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,069,240
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	1,335,000	1,293,228
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	1,975,580
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29(1)	2,435,000	2,433,393
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,181,050
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	3,600,000	3,806,856
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	1,500,000	1,473,600
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	5,000,000	4,528,850
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	2,000,000	1,842,720
California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(1)(2)	1,000,000	1,099,620
California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	2,893,860

8

	Principal Amount	Value
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	$3,010,000	$3,208,419
California State University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (AGM)(1)	5,000,000	5,135,050
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	2,200,000	2,116,246
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)(1)	4,745,000	4,856,887
Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	1,125,000	1,133,482
Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,487,191
Concord Joint Powers Financing Auth. Lease Rev., (Police Facilities), 5.25%, 8/1/13(1)	1,390,000	1,464,490
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	825,000	865,945
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	2,225,000	2,387,736
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.25%, 6/1/13, Prerefunded at 100% of Par(1)(2)	1,190,000	1,293,780
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	2,850,000	1,858,029
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,375,000	2,624,781
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	2,000,000	1,335,520
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34(3)	1,000,000	1,030,300
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.125%, 7/15/40(3)	1,000,000	1,032,090
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR/NATL)(1)(4)	6,880,000	1,890,074
Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (NATL)(1)(4)	5,000,000	1,273,350
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2001 A, (Assessment District No. 00-18), VRDN, 0.24%, 3/1/11 (LOC: State Street Bank & Trust Co.)(1)	900,000	900,000
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)(2)	1,815,000	2,187,093
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)(2)	1,340,000	1,519,238
Kern High School District GO, Series 2004 B, (Election of 2004), 7.00%, 8/1/17(1)	3,630,000	4,633,078
Lodi Unified School District COP, Series 2005 A, (Aspire), 5.00%, 8/1/32 (NATL/FGIC)(1)	2,140,000	1,931,928
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	4,370,000	4,692,375
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	1,841,680
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	3,973,840
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,650,200
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	2,000,000	1,972,700
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.37%, 9/1/29(1)(4)	5,905,000	1,883,518

9

	Principal Amount	Value
Metropolitan Water District of Southern California Rev., 5.75%, 8/10/18(1)	$3,000,000	$3,482,790
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30(1)	4,000,000	4,141,800
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,159,683
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	2,500,000	2,511,875
M-S-R Public Power Agency Rev., Series 1989 D, (San Juan), 6.75%, 7/1/20 (NATL)(1)(2)	7,625,000	9,355,189
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)(1)	1,000,000	1,591,400
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,017,340
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,000,000	1,046,990
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	3,215,000	3,244,707
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	540,000	491,567
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.00%, 9/2/26	850,000	742,373
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (NATL)(1)	3,100,000	3,353,146
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	992,350
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,150,000	1,022,580
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(5)	1,670,000	999,027
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)(4)	2,600,000	622,154
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	1,700,000	1,949,526
Pico Rivera Water Auth. Rev., Series 1999 A, (Water System), 5.50%, 5/1/29 (NATL)(1)	2,500,000	2,562,375
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,109,490
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	1,000,000	1,044,260
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	2,000,000	1,891,180
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	1,070,000	1,110,960
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	740,000	708,631
Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (NATL/FGIC)(1)	705,000	614,584
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/23(1)	610,000	629,703
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/25(1)	890,000	901,472
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	2,040,000	1,913,255
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29(1)	1,000,000	1,023,440
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.73%, 3/1/11 (NATL/FGIC)(1)	1,500,000	949,215
Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)(1)	1,000,000	1,138,270

10

	Principal Amount	Value
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	$1,800,000	$1,921,374
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(5)	7,400,000	4,265,656
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	2,700,000	2,801,520
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	3,000,000	2,653,680
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,009,100
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2010 A, 5.25%, 5/15/25(1)	2,000,000	2,118,180
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	1,500,000	1,523,445
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	2,000,000	2,086,220
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,130,746
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.50%, 7/1/15 (NATL)(1)	3,250,000	3,701,555
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,547,240
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	1,505,000	1,735,190
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	2,500,000	2,873,325
Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,245,720
Santa Paula Utilities Auth. Water Rev., 5.25%, 2/1/40(1)	2,500,000	2,375,250
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,297,149
South Coast Air Quality Management District Building Corp. Rev., (Installment Sale Headquarters), 6.00%, 8/1/11 (Ambac)(1)	940,000	951,910
South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,054,680
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)(1)	3,730,000	4,187,596
Southern California Public Power Auth. Rev., Series 2010-1, (Windy Point/Windy Flats), 5.00%, 7/1/22(1)	3,000,000	3,231,780
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	1,000,000	908,800
Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	2,000,000	2,004,060
Torrance Rev., Series 2010 A (Memorial Medical Center), 5.00%, 9/1/40(1)	6,060,000	5,038,042
Tri-Dam Power Auth. Rev., 4.00%, 5/1/13	1,190,000	1,214,312
Tri-Dam Power Auth. Rev., 4.00%, 11/1/13	1,210,000	1,235,458
Tri-Dam Power Auth. Rev., 4.00%, 5/1/14	1,235,000	1,257,786
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,200,000	1,258,788
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,230,844
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	1,135,000	1,140,845

11

	Principal Amount	Value
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	$2,000,000	$1,884,400
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	5,500,000	5,500,000
Ukiah Electric Rev., 6.25%, 6/1/18 (NATL)(1)	2,115,000	2,264,129
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,164,250
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	3,000,000	3,086,910
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	5,200,000	4,483,648
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)(2)	1,325,000	1,382,770
Woodland COP, (Wastewater System), 5.75%, 3/1/12 (Ambac)(1)	870,000	883,563
		368,590,071
GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	900,000	931,608
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	2,300,000	2,120,692
		3,052,300
PUERTO RICO — 1.6%
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 M, 5.00%, 7/1/22(1)	3,220,000	3,111,583
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2005 C, 5.50%, 7/1/23 (Ambac)(1)	2,000,000	2,012,320
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,238,568
		6,362,471
U.S. VIRGIN ISLANDS — 2.0%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	3,480,000	3,682,466
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Senior Lien), 5.00%, 10/1/20(1)	3,915,000	4,145,750
		7,828,216
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $384,176,579)		385,833,058
OTHER ASSETS AND LIABILITIES — 0.8%		3,171,934
TOTAL NET ASSETS — 100.0%		$389,004,992

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
136	U.S. Long Bond	June 2011	$16,366,750	$46,444

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
429	U.S. Treasury 2-Year Notes	June 2011	$93,649,359	$(108,247)

12

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

AGC = Assured Guaranty Corporation

AGM = Assured Guaranty Municipal Corporation

AGM-CR = Assured Guaranty Municipal Corporation -

Custodian Receipts

Ambac = Ambac Assurance Corporation

ARC = Auction Rate Certificate

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Company

GO = General Obligation

LOC = Letter of Credit

M-S-R = Modesto, Stockton, Redding

NATL = National Public Finance Guarantee Corporation

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

YCC = Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $112,079,000.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security.

(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

FEBRUARY 28, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $384,176,579)	$385,833,058
Cash	16,240
Receivable for investments sold	1,656,825
Receivable for capital shares sold	75,927
Receivable for variation margin on futures contracts	25,500
Interest receivable	5,283,941
392,891,491

Liabilities
Payable for investments purchased	2,868,176
Payable for capital shares redeemed	366,344
Payable for variation margin on futures contracts	87,141
Accrued management fees	139,231
Distribution and service fees payable	7,521
Dividends payable	418,086
3,886,499

Net Assets	$389,004,992

Net Assets Consist of:
Capital paid in	$403,387,003
Accumulated net realized loss	(15,976,687)
Net unrealized appreciation	1,594,676
$389,004,992

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$371,606,400	35,694,494	$10.41
Institutional Class	$25,271	2,427	$10.41
A Class	$9,942,106	954,999	$10.41*
B Class	$39,547	3,799	$10.41
C Class	$7,391,668	709,979	$10.41
*Maximum offering price $10.90 (net asset value divided by 0.955)

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,235,809

Expenses:
Management fees	987,483
Distribution and service fees:
A Class	16,143
B Class	182
C Class	44,685
Trustees’ fees and expenses	9,126
Other expenses	1,045
1,058,664

Net investment income (loss)	9,177,145

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,956,503)
Futures contract transactions	(1,137,830)
(3,094,333)

Change in net unrealized appreciation (depreciation) on:
Investments	(28,861,067)
Futures contracts	(44,235)
(28,905,302)

Net realized and unrealized gain (loss)	(31,999,635)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,822,490)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$9,177,145	$19,480,809
Net realized gain (loss)	(3,094,333)	(2,283,527)
Change in net unrealized appreciation (depreciation)	(28,905,302)	23,855,397
Net increase (decrease) in net assets resulting from operations	(22,822,490)	41,052,679

Distributions to Shareholders
From net investment income:
Investor Class	(8,682,553)	(18,720,262)
Institutional Class	(583)	(605)
A Class	(265,009)	(582,006)
B Class	(619)	(946)
C Class	(149,912)	(312,550)
From net realized gains:
Investor Class	—	(282,535)
A Class	—	(8,495)
B Class	—	(18)
C Class	—	(5,256)
Decrease in net assets from distributions	(9,098,676)	(19,912,673)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(30,985,862)	8,900,659

Net increase (decrease) in net assets	(62,907,028)	30,040,665

Net Assets
Beginning of period	451,912,020	421,871,355
End of period	$389,004,992	$451,912,020

Accumulated net investmnet loss	—	$(78,469)

See Notes to Financial Statements.

16

Notes to Financial Statements

FEBRUARY 28, 2011 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in long-term investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 28, 2011 was 0.47% for the Investor Class, A Class, B Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2011, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2011, were $59,967,749 and $94,676,234 respectively.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2011		Year ended August 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,139,089	$12,352,762	2,702,970	$29,387,729
Issued in reinvestment of distributions	570,542	6,093,594	1,184,282	12,862,339
Redeemed	(4,056,277)	(42,712,151)	(3,826,672)	(41,505,709)
	(2,346,646)	(24,265,795)	60,580	744,359
Institutional Class
Sold	—	—	2,317	25,000
Issued in reinvestment of distributions	55	583	55	605
	55	583	2,372	25,605
A Class
Sold	221,650	2,420,806	810,728	8,777,394
Issued in reinvestment of distributions	20,810	222,885	37,822	411,170
Redeemed	(642,211)	(6,846,610)	(451,686)	(4,895,520)
	(399,751)	(4,202,919)	396,864	4,293,044
B Class
Sold	1,231	13,716	—	—
Issued in reinvestment of distributions	58	619	89	964
	1,289	14,335	89	964
C Class
Sold	63,589	672,460	463,115	5,026,696
Issued in reinvestment of distributions	4,164	44,640	11,540	125,311
Redeemed	(307,842)	(3,249,166)	(120,777)	(1,315,320)
	(240,089)	(2,532,066)	353,878	3,836,687
Net increase (decrease)	(2,985,142)	$(30,985,862)	813,783	$8,900,659

(1)	March 1, 2010 (commencement of sale) through August 31, 2010 for the Institutional Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

20

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of February 28, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $25,500 in receivable for variation margin on futures contracts and as a liability of $87,141 in payable for variation margin on futures contracts. For the six months ended February 28, 2011, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,137,830) in net realized gain (loss) on futures contract transactions and $(44,235) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$384,332,844
Gross tax appreciation of investments	$12,862,376
Gross tax depreciation of investments	(11,362,162)
Net tax appreciation (depreciation) of investments	$1,500,214

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2010, the fund had accumulated capital losses of $(10,313,198), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

The fund has elected to treat $(2,116,472) of net capital losses incurred in the ten-month period ended August 31, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

21

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.20		$10.67	$10.83	$10.98	$11.36	$11.78
Income From Investment Operations
Net Investment Income (Loss)	0.23	(2)	0.49 (2)	0.50	0.51	0.51	0.51
Net Realized and Unrealized Gain (Loss)	(0.79)		0.54	(0.16)	(0.15)	(0.36)	(0.19)
Total From Investment Operations	(0.56)		1.03	0.34	0.36	0.15	0.32
Distributions
From Net Investment Income	(0.23)		(0.49)	(0.50)	(0.51)	(0.51)	(0.51)
From Net Realized Gains	—		(0.01)	—	—	(0.02)	(0.23)
Total Distributions	(0.23)		(0.50)	(0.50)	(0.51)	(0.53)	(0.74)
Net Asset Value, End of Period	$10.41		$11.20	$10.67	$10.83	$10.98	$11.36

Total Return(3)	(5.01)%		9.90%	3.47%	3.29%	1.24%	2.89%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.48	%(4)	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.41	%(4)	4.51%	4.90%	4.60%	4.48%	4.46%
Portfolio Turnover Rate	15%		25%	36%	29%	18%	33%
Net Assets, End of Period (in thousands)	$371,606		$426,044	$405,263	$431,008	$442,058	$446,000

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

22

Institutional Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.20		$10.79
Income From Investment Operations
Net Investment Income (Loss)(3)	0.25		0.26
Net Realized and Unrealized Gain (Loss)	(0.80)		0.41
Total From Investment Operations	(0.55)		0.67
Distributions
From Net Investment Income	(0.24)		(0.26)
Net Asset Value, End of Period	$10.41		$11.20

Total Return(4)	(4.91)%		6.28%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.28	%(5)	0.28	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.61	%(5)	4.69	%(5)
Portfolio Turnover Rate	15%		25	%(6)
Net Assets, End of Period (in thousands)	$25		$27

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through August 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

23

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.20		$10.67	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.22	(3)	0.47 (3)	0.48	0.44
Net Realized and Unrealized Gain (Loss)	(0.79)		0.54	(0.16)	(0.27)
Total From Investment Operations	(0.57)		1.01	0.32	0.17
Distributions
From Net Investment Income	(0.22)		(0.47)	(0.48)	(0.44)
From Net Realized Gains	—		(0.01)	—	—
Total Distributions	(0.22)		(0.48)	(0.48)	(0.44)
Net Asset Value, End of Period	$10.41		$11.20	$10.67	$10.83

Total Return(4)	(5.13)%		9.63%	3.22%	1.57%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73	%(5)	0.73%	0.74%	0.74	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.16	%(5)	4.26%	4.65%	4.41	%(5)
Portfolio Turnover Rate	15%		25%	36%	29	%(6)
Net Assets, End of Period (in thousands)	$9,942		$15,173	$10,221	$6,166

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through August 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

24

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.20		$10.67	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.18	(3)	0.38 (3)	0.40	0.36
Net Realized and Unrealized Gain (Loss)	(0.79)		0.54	(0.16)	(0.27)
Total From Investment Operations	(0.61)		0.92	0.24	0.09
Distributions
From Net Investment Income	(0.18)		(0.38)	(0.40)	(0.36)
From Net Realized Gains	—		(0.01)	—	—
Total Distributions	(0.18)		(0.39)	(0.40)	(0.36)
Net Asset Value, End of Period	$10.41		$11.20	$10.67	$10.83

Total Return(4)	(5.48)%		8.81%	2.44%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48	%(5)	1.48%	1.49%	1.49	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.41	%(5)	3.51%	3.90%	3.64	%(5)
Portfolio Turnover Rate	15%		25%	36%	29	%(6)
Net Assets, End of Period (in thousands)	$40		$28	$26	$25

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through August 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

25

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.20		$10.67	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.18	(3)	0.38 (3)	0.40	0.36
Net Realized and Unrealized Gain (Loss)	(0.79)		0.54	(0.16)	(0.27)
Total From Investment Operations	(0.61)		0.92	0.24	0.09
Distributions
From Net Investment Income	(0.18)		(0.38)	(0.40)	(0.36)
From Net Realized Gains	—		(0.01)	—	—
Total Distributions	(0.18)		(0.39)	(0.40)	(0.36)
Net Asset Value, End of Period	$10.41		$11.20	$10.67	$10.83

Total Return(4)	(5.48)%		8.81%	2.45%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48	%(5)	1.48%	1.49%	1.49	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.41	%(5)	3.51%	3.90%	3.72	%(5)
Portfolio Turnover Rate	15%		25%	36%	29	%(6)
Net Assets, End of Period (in thousands)	$7,392		$10,641	$6,362	$1,209

(1)	Six months ended Feburary 28, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through August 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

26

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71033   1104

SEMIANNUAL REPORT   FEBRUARY 28, 2011

California Tax-Free Money Market Fund

President’s Letter	2

Performance	3

Fund Characteristics	4

Shareholder Fee Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	17

Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 28, 2011. Our report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated August 31, 2011, will provide additional market perspective from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

The six months ended February 28, 2011, turned out to be far better for U.S. stocks than for U.S. bonds. A key stock market benchmark, the S&P 500 Index, gained almost 28%, soaring to nearly three-year highs in February as post-recession monetary and fiscal intervention by central banks and governments in 2010 fueled higher hopes of improved economic and financial market conditions in 2011 and 2012.

In the second half of 2010, the U.S. Federal Reserve announced, then launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Besides boosting stock prices, QE2 helped fuel inflation fears. The benchmark 10-year U.S. Treasury note suffered a -6% total return for the six months as its yield jumped from 2.47% to 3.43%. Inflation risk, along with credit concerns that we believe were overblown by the financial media, roiled the municipal bond (muni) market—the Barclays Capital Municipal Bond Index returned -3.5% for the period.

Despite that downturn, our expert, experienced muni team believes municipal credit is more resilient than widely portrayed, and that muni defaults will remain relatively isolated events, as they have been historically. Our muni team will continue to diligently apply their knowledge and skills as they make daily investment decisions for you. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCTXX	0.01%(2)	0.01%(2)	1.56%(2)	1.44%(2)	2.85%	11/9/83

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

FEBRUARY 28, 2011

Yields
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.04%
7-Day Effective Yield(1)
0.01%
7-Day Tax-Equivalent Current Yields(1)(2)
32.16% Tax Bracket	0.01%
34.88% Tax Bracket	0.02%
39.40% Tax Bracket	0.02%
41.21% Tax Bracket	0.02%
(1)Yields would have been lower if a portion of the management fee had not been waived.
(2)The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Maturity
% of fund investments
1-30 days	87%
31-90 days	—
91-180 days	12%
More than 180 days	1%

Types of Investments in Portfolio
% of net assets
Municipal Securities	104.4%
Other Assets and Liabilities	(4.4)%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Expenses Paid During Period(1) 9/1/10 – 2/28/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$2.08	0.42%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.48	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.71	$2.11	0.42%
Investor Class (before waiver)	$1,000	$1,022.32	$2.51	0.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 104.4%
CALIFORNIA — 103.3%
ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.25%, 3/2/11 (FNMA) (LIQ FAC: FNMA)	$2,000,000	$2,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.33%, 3/3/11 (LOC: Wells Fargo Bank N.A. and First Bank)	3,490,000	3,490,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.40%, 3/3/11 (AGM) (SBBPA: Wachovia Bank N.A.)	2,585,000	2,585,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.40%, 3/3/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	4,250,000	4,250,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.40%, 3/3/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	4,660,000	4,660,000
Apple Valley COP, (Public Facilities Financing), VRDN, 0.29%, 3/3/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement)	3,140,000	3,140,000
Austin Trust Various States GO, Series 2008-3016X, VRDN, 0.32%, 3/1/11 (AGM) (LIQ FAC: Bank of America N.A.)(1)	7,180,000	7,180,000
Austin Trust Various States GO, Series 2008-3019X, VRDN, 0.32%, 3/1/11 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,500,000	6,500,000
Austin Trust Various States GO, Series 2008-3044X, VRDN, 0.32%, 3/1/11 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,665,000	6,665,000
California Enterprise Development Auth. Rev., (Community Hospice, Inc.), VRDN, 0.29%, 3/3/11 (LOC: Bank of Stockton and FHLB)	4,495,000	4,495,000
California Enterprise Development Auth. Rev., (Frank-Lin Distillers-Recovery Zone Facilities), VRDN, 0.29%, 3/3/11 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 0.29%, 3/3/11 (LOC: First Republic Bank and FHLB)	7,825,000	7,825,000
California GO, Series 2006-1255, (PUTTERs), VRDN, 0.26%, 3/3/11 (BHAC-CR/Ambac) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,745,000	2,745,000
California GO, Series 2007-1932, (PUTTERs), VRDN, 0.36%, 3/3/11 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,995,000	4,995,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.29%, 3/3/11 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 0.29%, 3/3/11 (LOC: First Republic Bank and Bank of New York)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., (East Bay SPCA), VRDN, 0.29%, 3/3/11 (LOC: First Republic Bank and FHLB)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.36%, 3/1/11 (LOC: City National Bank and FHLB)	1,335,000	1,335,000

7

	Principal Amount	Value
California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.28%, 3/3/11 (LOC: Pacific Capital Bank N.A. and FHLB)	$2,750,000	$2,750,000
California Pollution Control Financing Auth. Rev., (Sierra Pacific Industries), VRDN, 0.28%, 3/2/11 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Pollution Control Financing Auth. Solid Waste Disposal Rev., (BLT Enterprises), VRDN, 0.31%, 3/2/11 (LOC: Union Bank of California N.A.)	3,000,000	3,000,000
California Pollution Control Financing Auth. Solid Waste Disposal Rev., Series 2010 A, (Alameda County Industries), VRDN, 0.31%, 3/2/11 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11	14,500,000	14,539,821
California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 0.36%, 3/3/11 (LOC: JPMorgan Chase Bank N.A.) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	7,500,000	7,500,000
California Statewide Communities Development Auth. Rev., (Goodwill of Santa Cruz), VRDN, 0.30%, 3/3/11 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
California Statewide Communities Development Auth. Rev., (Metropolitan Area Advisory), VRDN, 0.59%, 3/1/11 (LOC: Bank of America N.A.)	2,565,000	2,565,000
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.48%, 3/1/11 (LOC: Citizens Business Bank and California State Teacher’s Retirement)	6,800,000	6,800,000
Diamond Bar Public Financing Auth. Lease Rev., Series 2002 A, (Community/Senior Center), VRDN, 0.28%, 3/2/11 (LOC: Union Bank of California N.A.)	7,200,000	7,200,000
Duarte COP, Series 2001 A, VRDN, 2.00%, 3/2/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement)	535,000	535,000
East Bay Municipal Utility District Water System Rev., Series 2009 A1, VRN, 0.29%, 3/2/11	4,900,000	4,900,000
East Bay Municipal Utility District Water System Rev., Series 2009 A2, VRN, 0.29%, 3/1/11(2)	10,570,000	10,570,000
East Bay Municipal Utility District Water System Rev., Series 2010 A2, VRN, 0.26%, 3/3/11	22,650,000	22,650,000
East Bay Municipal Utility District Water System Rev., Series 2011 A, VRN, 0.28%, 3/3/11	3,500,000	3,500,000
El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.29%, 3/3/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement)	3,995,000	3,995,000
Hanford Sewer System Rev., Series 1996 A, VRDN, 0.38%, 3/3/11 (LOC: Union Bank of California N.A.)	1,000,000	1,000,000
Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.28%, 3/3/11 (SBBPA: J.P. Morgan Chase Bank N.A.)	4,870,000	4,870,000
Lemon Grove Multifamily Housing Rev., Series 2001 A, (Hillside Terrace), VRDN, 0.29%, 3/3/11 (FNMA) (LIQ FAC: FNMA)	5,455,000	5,455,000
Los Angeles Tax & Rev. Anticipation Notes GO, 2.00%, 5/31/11	11,500,000	11,534,179
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	5,000,000	5,021,890

8

	Principal Amount	Value
Metropolitan Water District of Southern California Rev., Series 2009 A1, VRDN, 0.26%, 3/3/11	$14,185,000	$14,178,111
Metropolitan Water District of Southern California Rev., Series 2009 A2, VRDN, 0.26%, 3/3/11	9,000,000	9,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.28%, 3/3/11 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Moreno Valley COP, (City Hall Refinancing), VRDN, 0.29%, 3/3/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement)	4,260,000	4,260,000
Novato Multifamily Housing Rev., (Nova-Ro III Senior Housing), VRDN, 0.27%, 3/3/11 (LOC: Bank of the West)	2,615,000	2,615,000
Orange County Housing Multifamily Apartments Development Auth. Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.28%, 3/1/11 (FNMA) (LIQ FAC: FNMA)	1,450,000	1,450,000
Paramount Unified School District COP, (School Facility Bridge Funding Program), VRDN, 0.40%, 3/3/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	3,100,000	3,100,000
Redondo Beach Public Financing Auth. Rev., (Pier Reconstruction Refinancing), VRDN, 0.36%, 3/3/11 (LOC: Bank of the West)	750,000	750,000
Reedley COP, (Mennonite Brethren Homes), VRDN, 0.45%, 3/1/11 (LOC: Bank of the Sierra and FHLB)	9,320,000	9,320,000
Riverside County COP, Series 1985 B, (Aces-Riverside County Public Facility), VRDN, 0.25%, 3/2/11 (LOC: State Street Bank & Trust Co.)	5,200,000	5,200,000
Riverside County Rev., (Teeter Notes), 2.00%, 10/12/11	5,000,000	5,039,762
San Bernardino County Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	4,000,000	4,021,262
San Diego County Tax & School Districts Rev. Anticipation Notes, Series 2010 A, 2.00%, 6/30/11	4,000,000	4,021,394
Santa Ana Multifamily Housing Auth. Rev., Series 1995 A, (Harbor Pointe Apartments), VRDN, 0.63%, 3/1/11 (FNMA) (LIQ FAC: FNMA)	300,000	300,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.45%, 3/3/11 (LOC: Landesbank Baden-Wurttemberg)	31,800,000	31,800,000
Sweetwater Union High School District GO, Series 2008-2684, (PUTTERs), VRDN, 0.36%, 3/3/11 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.28%, 3/2/11 (LOC: Wells Fargo Bank N.A.)	1,700,000	1,700,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.30%, 3/2/11 (LOC: JPMorgan Chase Bank N.A.)	1,860,000	1,860,000
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.75%, 3/3/11 (LOC: BNP Paribas)(3)	15,250,000	15,250,000
West Hills Community College District COP, VRDN, 0.28%, 3/2/11 (LOC: Union Bank of California N.A.)	9,000,000	9,000,000
Yolo County Multifamily Housing Rev., Series 1998 A, (Primero Grove), VRDN, 0.49%, 3/3/11 (LOC: Bank of the West and California State Teacher’s Retirement)	7,680,000	7,680,000
		336,386,419

9

	Principal Amount	Value
PUERTO RICO — 1.1%
Austin Trust Various States Rev., Series 2008-355, VRDN, 0.44%, 3/1/11 (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	$3,400,000	$3,400,000
TOTAL INVESTMENT SECURITIES — 104.4%		339,786,419
OTHER ASSETS AND LIABILITIES — (4.4)%		(14,173,023)
TOTAL NET ASSETS — 100.0%		$325,613,396

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

AGM = Assured Guaranty Municipal Corporation

Ambac = Ambac Assurance Corporation

BHAC-CR = Berkshire Hathaway Assurance Corporation – Custodial Receipts

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

PUTTERs = Puttable Tax-Exempt Receipts

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $42,485,000, which represented 13.0% of total net assets. None of these securities were considered illiquid.

(2)	When-issued security.

(3)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $10,570,000.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

FEBRUARY 28, 2011 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$339,786,419
Cash	991,218
Receivable for investments sold	7,040,101
Receivable for capital shares sold	316,579
Interest receivable	658,742
348,793,059

Liabilities
Payable for investments purchased	22,198,198
Payable for capital shares redeemed	868,902
Accrued management fees	112,462
Dividends payable	101
23,179,663

Net Assets	$325,613,396

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	325,613,400

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$325,613,396

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$714,648

Expenses:
Management fees	826,588
Trustees’ fees and expenses	7,345
Other expenses	1,122
835,055
Fees waived	(137,006)
698,049

Net investment income (loss)	16,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,599

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$16,599	$37,917
Net realized gain (loss)	—	3,232
Net increase (decrease) in net assets resulting from operations	16,599	41,149

Distributions to Shareholders
From net investment income	(16,599)	(37,751)
From net realized gains	(3,232)	(68,617)
Decrease in net assets from distributions	(19,831)	(106,368)

Capital Share Transactions
Proceeds from shares sold	57,888,465	104,177,823
Proceeds from reinvestment of distributions	18,975	101,772
Payments for shares redeemed	(77,855,678)	(198,286,690)
Net increase (decrease) in net assets from capital share transactions	(19,948,238)	(94,007,095)

Net increase (decrease) in net assets	(19,951,470)	(94,072,314)

Net Assets
Beginning of period	345,564,866	439,637,180
End of period	$325,613,396	$345,564,866

Transactions in Shares of the Fund
Sold	57,888,465	104,177,823
Issued in reinvestment of distributions	18,975	101,772
Redeemed	(77,855,678)	(198,286,690)
Net increase (decrease) in shares of the fund	(19,948,238)	(94,007,095)

See Notes to Financial Statements.

13

Notes to Financial Statements

FEBRUARY 28, 2011 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in municipal obligations with very short-term maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund does not generally expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended February 28, 2011 was 0.49% before waiver and 0.41% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc. (ACIS), and the trust’s transfer agent, American Century Services, LLC.

The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

15

5. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	—	(2)	— (2)	0.01	0.02	0.03	0.03
Distributions
From Net Investment Income	—	(2)	— (2)	(0.01)	(0.02)	(0.03)	(0.03)
From Net Realized Gains	—	(2)	— (2)	—	— (2)	—	—
Total Distributions	—	(2)	— (2)	(0.01)	(0.02)	(0.03)	(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.01%		0.03%	0.77%	2.38%	3.16%	2.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.42	%(4)	0.34%	0.49%	0.47%	0.49%	0.52%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.50	%(4)	0.50%	0.55%	0.51%	0.51%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01	%(4)	0.01%	0.83%	2.32%	3.12%	2.64%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	(0.07	)%(4)	(0.15)%	0.77%	2.28%	3.10%	2.64%
Net Assets, End of Period (in thousands)	$325,613		$345,565	$439,637	$580,049	$552,347	$530,013

(1)	Six months ended February 28, 2011 (unaudited).

(2)	Per-share amount was less than $0.005.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71035   1104

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 29, 2011